Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sales	$ 78,760
General and administration	27,873,140	$ 10,087,610
Research and development	10,870,421	10,602,851
Loss before other income (expenses)	(38,664,801)	(20,690,461)
Interest income	106,001	76,583
Gain (loss) on foreign exchange	1,892,023	(34,455)
Change in derivative liability (note 10)	4,916,304
Other income (note 18)	112,229	7,398
Net loss and comprehensive loss for the year	$ (31,638,244)	$ (20,640,935)
Basic net loss per share	$ (0.73)	$ (0.69)
Diluted net loss per share	$ (0.73)	$ (0.69)
Weighted average number of common shares outstanding, basic	43,222,819	29,857,136
Weighted average number of common shares outstanding, diluted	43,222,819	29,857,136